AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 1, 2008.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 32	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 33	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

H. Bruce Bond	With a copy to:
301 West Roosevelt Road	Stuart M. Strauss
Wheaton, IL 60187	Clifford Chance US LLP
(Name and Address of Agent for Service)	31 West 52nd Street
New York, NY 10019

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐            immediately upon filing pursuant to paragraph (b) of Rule 485.

☒           on February 29, 2008 pursuant to paragraph (b) of Rule 485.

☐            60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐            on [date] pursuant to paragraph (a) of Rule 485.

☐            75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐            on [date] pursuant to paragraph (a) of Rule 485.

The sole purpose of this filing is to delay the effectiveness of the Trust’s  Post-Effective Amendment No. 14 to its Registration Statement until February 29, 2008. Parts A, B and C of Registrant’s Post-Effective Amendment No. 14 under the Securities Act of 1933 and Amendment No. 15 under the Investment  Company Act of 1940, filed on October 3, 2007, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 1st day of February, 2008.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Harold Bruce Bond
Title: Harold Bruce Bond, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Harold Bruce Bond	President and Chairman	February 1, 2008
Harold Bruce Bond

/s/ Bruce T. Duncan	Chief Financial Officer	February 1, 2008
Bruce T. Duncan	and Treasurer

*/s/ Ronn R. Bagge	Trustee	February 1, 2008
Ronn R. Bagge

*/s/ Marc M. Kole	Trustee	February 1, 2008
Marc M. Kole

*/s/ D. Mark McMillan	Trustee	February 1, 2008
D. Mark McMillan

*/s/ Philip M. Nussbaum	Trustee	February 1, 2008
Philip M. Nussbaum

*/s/ Donald S. Wilson	Trustee	February 1, 2008
Donald S. Wilson

*By: /s/ Stuart M. Strauss		February 1, 2008
Stuart M. Strauss
Attorney-In-Fact